Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net profit/(loss)	€ (96,994)	€ 37,514	€ (93,335)
Taxes on income	0	4,522	0
Profit/(loss) before tax	(96,994)	42,036	(93,335)
Adjustments for:
Interest income	(13,845)	(2,476)	(133)
Depreciation and amortization	7,234	6,967	5,260
Interest expenses	831	1,038	566
Equity settled share-based payment	20,705	22,570	26,403
Net foreign exchange differences and expected credit losses	6,861	2,953	(2,408)
Change in fair value of liabilities for warrants	2,079	(10,945)	10,990
(Gains)/losses from disposal of fixed assets	(150)
Changes in:
(Increase)/decrease in accounts receivables	(2,982)	(429)	569
(Increase)/decrease in other assets	(1,387)	(7,872)	(483)
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	85,999	45,559	(31,784)
Interest received	10,167	1,649	175
Interest paid	(290)	(695)	(566)
Income tax paid		(224)
Net cash provided by/(used in) operating activities	18,228	100,131	(84,746)
Cash flows from investing activities
Payments for property, plant and equipment	(30,799)	(5,738)	(5,106)
Payments for intangible assets	(158)	(477)	(551)
Proceeds from disposal of property, plant and equipment	150	52
Payments for investments classified in Other financial assets	(415,325)	(216,323)	(11,298)
Proceeds from maturity of investments classified in Other financial assets	414,744	12,695	24,448
Net cash (used in)/provided by investing activities	(31,388)	(209,791)	7,493
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	90,404	134,484	94
Transaction costs deducted from equity	(2,039)	(7,931)	0
Repayment of lease liabilities	(3,849)	(2,843)	(2,707)
Net cash provided by/(used in) financing activities	84,516	123,710	(2,613)
Net increase/(decrease) in cash and cash equivalents	71,356	14,050	(79,866)
Cash and cash equivalents at beginning of the year	148,519	132,994	207,530
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	(1,403)	1,475	5,330
Cash and cash equivalents at end of the year	€ 218,472	€ 148,519	€ 132,994